Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC  20004

Tel: 202.739.3000

Fax: 202.739.3001

www.morganlewis.com

February 28, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Rydex Variable Trust (File Nos. 333-57017 and 811-08821)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:

On behalf of our client, Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 47 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 47”).  The purpose of PEA No. 46 is to: (i) reflect a new fundamental investment policy regarding borrowing; (ii) reflect revised investment objectives for the Mid-Cap 1.5x Strategy Fund and Russell 2000® 1.5x Strategy Fund; and (iii) reflect revised investment strategies for the Trust’s International Long Short Select Fund (formerly, the International Opportunity Fund), All-Asset Conservative Strategy Fund, All-Asset Moderate Strategy Fund, All-Asset Aggressive Strategy Fund, Alternative Strategies Allocation Fund and U.S. Long Short Momentum Fund (formerly, the All-Cap Opportunity Fund).

Please direct any questions or comments you may have to my attention at the address listed above.  In addition, please feel free to contact me at 202.739.5684 with your questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores